1933 Act File No. 333-85850
1940 Act File No. 811-21073

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933
[ ]
Pre-Effective Amendment No.
[ ]
Post-Effective Amendment No. 20
[X]
and/or
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940
[X]
Amendment No. 22
(Check Appropriate Box or Boxes)

Bragg Capital Trust
(Exact Name of Registrant as Specified in Charter)

1031 South Caldwell Street, Suite 200
Charlotte, NC 28203
(Address of principal Executive Offices)

(704) 714-7711
(Registrant's Telephone Number, Including Area Code)

Steven Scruggs
1031 South Caldwell Street, Suite 200
 Charlotte, NC 28203
(Name and Address of Agent for Service)

With copy to:
JoAnn M. Strasser, Thompson Hine LLP
41 South High Street, Suite 1700, Columbus, Ohio 44114-1291

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 of the Securities Act of 1933, as amended.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and that it has duly caused this Post-effective Amendment number 20 to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Charlotte, and State of North Carolina, on October xx, 2013..

Bragg Capital Trust
By:	/s/ Steven H. Scruggs	October 9, 2013
	Steven H. Scruggs,	Date
President/Principal Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and or the duties indicated.

/s/ Steven H. Scruggs	October 9, 2013
Steven H. Scruggs, President,	Date
CEO/Principal Executive Officer, Trustee

/s/ Benton S. Bragg	October 9, 2013
Benton S. Bragg, Treasurer	Date
CFO/Principal Financial Officer/ Principal Accounting Officer, Trustee

/s/ Philip C. Blount III	October 9, 2013
Philip C. Blount III, Trustee	Date

/s/ Timothy J. Ignasher	October 9, 2013
Timothy J. Ignasher, Trustee	Date

Exhibit Index

Index No.		Description of Exhibit
1.	EX-101.INS	XBRL Instance Document
2.	EX-101.SCH	XBRL Taxonomy Extension Schema Document
3.	EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
4.	EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
5.	EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
6.	EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase